FINANCIAL INSTRUMENTS (Concentration Risks) (Details) - vessel	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Maersk | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered		16	16
Concentration risk, percentage		28.00%	31.00%
Evergreen Marine
Concentration Risk [Line Items]
Number of vessels redelivered	1
Contract for vessels redelivered (in years)	5 years
Evergreen Marine | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered		5	6
Concentration risk, percentage		13.00%	15.00%
Conocophillips | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered		1	1
Concentration risk, percentage		10.00%	3.00%
Trafigura | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered		7	7
Concentration risk, percentage		8.00%	9.00%
Golden Ocean | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered		8	8
Concentration risk, percentage		7.00%	8.00%